Revenues	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues
3.	Revenues
The following table presents the Company’s revenues disaggregated by revenue category. All revenues were generated in the PRC.

	Nine Months Ended September 30,
	2020	2021	2021
	RMB	RMB	US$
On-demand food delivery solution services	1,689,295	2,804,657	435,275
Mobility service solutions	16,390	77,312	11,999
Housekeeping solutions and other services	3,080	56,639	8,790
Others	974	5,203	808

Total revenues	1,709,739	2,943,811	456,872